Annual Fund Operating Expenses - Class T - DWS Strategic High Yield Tax-Free Fund - Class T	Oct. 01, 2020
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	0.25%
Interest expense	0.06%
Other expenses	0.30%	[2]
Total other expenses	0.36%
Total annual fund operating expenses	1.01%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2019.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.